EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 21,918	€ 21,324	€ 18,832
Employee benefits	145,294	134,147
Short-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	128,652	116,671
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 4,148	€ 4,030
State defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	3.50%	3.40%	410.00%
Average duration of benefit obligation	6 years	6 years